14. Financial assets and liabilities (Details 4) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Non-current other loans and borrowings	$ 1,478,729	$ 0
Current other loans and borrowings	505,604	1,293,178
Short-term bank loans
Disclosure of financial liabilities [line items]
Current other loans and borrowings	233	294,692
Borrowing from Banco de Galicia y Buenos Aires S.A.
Disclosure of financial liabilities [line items]
Non-current other loans and borrowings	1,478,729
Current other loans and borrowings	$ 505,371	$ 998,486